Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021
Earnings per Unit and Cash Distributions
Net income (loss)	$ 9,888	$ (10,925)	$ 36,668	[1]	$ 17,216	[1]
Less: Series A Preferred unitholders' interest in net income	1,700	1,759	3,400		3,559
Net income attributable to the unitholders of KNOT Offshore Partners LP	8,188	(12,684)	33,268		13,657
Less: Distributions	18,168	18,150	36,335		36,184
Under (over) distributed earnings	$ (9,980)	$ (30,834)	$ (3,067)		$ (22,527)
Weighted average units outstanding (basic):
General Partner	640	615	640		615
Weighted average units outstanding (diluted):
General Partner	640	615	640		615
Earnings per unit (basic):
General Partner	$ 0.23	$ (0.38)	$ 0.95		$ 0.41
Earnings per unit (diluted):
General Partner	0.23	(0.38)	0.95		0.41
Cash distributions declared and paid in the period per unit	0.52	0.52	1.04		1.04
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.52	$ 0.52	$ 1.04		$ 1.04
Common Units
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	$ 7,950	$ (12,451)	$ 32,201		$ 13,404
Weighted average units outstanding (basic):
Weighted average units outstanding, basic	33,838	32,782	33,796		32,738
Weighted average units outstanding (diluted):
Weighted average units outstanding, diluted	37,772	36,619	37,730		36,594
Earnings per unit (basic):
Earnings per unit (basic)	$ 0.23	$ (0.38)	$ 0.95		$ 0.41
Earnings per unit (diluted):
Earnings per unit (diluted)	$ 0.23	$ (0.38)	$ 0.94		$ 0.41
Limited Partner | Common Units
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ (9,665)	$ (30,268)	$ (2,967)		$ (22,114)
Limited Partner | Class B Units.
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ (131)		$ (44)
Weighted average units outstanding (basic):
Weighted average units outstanding, basic	460		501
Weighted average units outstanding (diluted):
Weighted average units outstanding, diluted	460		501
Earnings per unit (basic):
Earnings per unit (basic)	$ 0.19		$ 0.87
Earnings per unit (diluted):
Earnings per unit (diluted)	$ 0.19		$ 0.87
General Partner Unit
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	$ 150	(233)	$ 610		253
Under (over) distributed earnings	(183)	(566)	(56)		(413)
IDR Holders
Earnings per Unit and Cash Distributions
Net income (loss)		700			1,400
Less: Distributions	$ 0	$ 700	$ 0		$ 1,400

[1]	Included in net income is interest paid amounting to $13.3 million and $12.6 million for the six months ended June 30, 2022 and 2021, respectively